INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Net Intangible Assets at beginning of fiscal year	$ 6,381,774	$ 6,349,919
Finite-lived Intangible Assets Acquired	30,025	31,855
Less: Accumulated Amortization	0	0
Intangible assets at end of fiscal year	6,411,799	6,381,774	$ 6,349,919
Patent Application Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Net Intangible Assets at beginning of fiscal year	334,457	302,602
Finite-lived Intangible Assets Acquired	30,025	31,855
Less: Accumulated Amortization	0	0
Intangible assets at end of fiscal year	364,482	334,457	302,602
Anda Acquisition Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Net Intangible Assets at beginning of fiscal year	6,047,317	6,047,317
Finite-lived Intangible Assets Acquired	0	0	5,600,000
Intangible assets at end of fiscal year	$ 6,047,317	$ 6,047,317	$ 6,047,317